Parent Company Statements of Operations and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
OPERATING EXPENSES
General and administrative	$ 5,519,066	$ 12,841,900	$ 3,374,557
Total operating expenses	7,740,085	65,979,142	4,008,947
OTHER INCOME (EXPENSE)
Change in fair value of warrant liabilities	62,905	409,775
Total other income, net	(1,318,822)	(332,560)	(1,280,862)
NET (LOSS) INCOME	(7,429,581)	(53,190,023)	8,679,571
OTHER COMPREHENSIVE (LOSS) INCOME:
Foreign currency translation adjustments	989,091	808,327	(326,188)
COMPREHENSIVE (LOSS) INCOME	(8,418,672)	(53,998,350)	9,005,759
Parent Company [Member]
OPERATING EXPENSES
General and administrative	(162,363)	(1,150,237)	(1,106,489)
Total operating expenses	(162,363)	(1,150,237)	(1,106,489)
OTHER INCOME (EXPENSE)
Change in fair value of warrant liabilities	62,905	409,775
Total other income, net	62,905	409,775
EQUITY (LOSS) INCOME OF SUBSIDIARIES	7,330,123	52,449,561	(9,786,060)
NET (LOSS) INCOME	(7,429,581)	(53,190,023)	8,679,571
OTHER COMPREHENSIVE (LOSS) INCOME:
Foreign currency translation adjustments	(989,091)	(808,327)	326,188
COMPREHENSIVE (LOSS) INCOME	$ (8,418,672)	$ (53,998,350)	$ 9,005,759